Dividends - Narrative (Details)	Aug. 11, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 £ / shares	May 12, 2025 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 £ / shares	Dec. 27, 2024 $ / shares	Dec. 27, 2024 £ / shares	Sep. 27, 2024 $ / shares	Sep. 27, 2024 £ / shares	Jun. 28, 2024 $ / shares	Jun. 28, 2024 £ / shares	Mar. 28, 2024 $ / shares	Mar. 28, 2024 £ / shares
Dividends [Line Items]
Dividend per share (in USD per share) | (per share)		$ 0.290	£ 0.2125		$ 0.290	£ 0.2224	$ 0.290	£ 0.2279	$ 0.290	£ 0.2211	$ 0.290	£ 0.2283	$ 0.875	£ 0.6844
Forecast
Dividends [Line Items]
Dividend per share (in USD per share)	$ 0.29
Major ordinary share transactions
Dividends [Line Items]
Dividend per share (in USD per share)				$ 0.29